SECURTER SYSTEMS INC. (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summarized financial statements of Securter Systems Inc.

As of March 31, 2020, the carrying value of SSI net assets were as follows:

	March 31, 2020
	$

Intangible assets		29,840
Total non-current assets		29,840

Cash		3,873
Sales tax receivable		71
Total current assets		3,944

Accounts payable and accrued liabilities		(92)
Loan from shareholders		(24,152)
Total current liabilities		(24,244)

Accumulated Deficit		(181,655)

Total net assets and deficit		(9,540)

The Company’s share of net assets and deficit		183,504
Non-controlling Interest’s share of net liabilities and deficit		(173,964)

Total net assets and deficit		(9,540)

	January 1 to March 31, 2021		January 1 to March 31, 2020
	$		$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal		-		1,291
Advertising and Promotion		-		359
Consulting Fees		-		1,831
Development Costs		-		17524
Exchange Rate Loss		-		(454)
Interest and Bank Charges		-		132
General and Administration Expenses		-		170
Salaries		-		1,958

Total Expenses				22,811

Net Loss From Discontinued Operations		-		(22,811)

	January 1 to March 31, 2021		January 1 to March 31, 2020
CASH PROVIDED BY (USED FOR):	$		$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Period		-		(22,811)
		-
Changes in Non-Cash Working Capital Accounts:
Change in trade and other payables		-		93

Net cash from (used in) discontinued operations		-		(22,718)

Cash invested in Securter Systems Inc.				26,549
Advances from Minority Interest				35

INCREASE IN CASH		-		3,866

Cash, Beginning of the Period		-		8

CASH, END OF THE PERIOD		-		3,874

During the three months ended March 31, 2021 and 2020, the Company had net cash used in the investment activities related to SSI as follows:

Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	-	26,584

Net cash (used in) investment in discontinued operations	-	26,584